Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events
21. Subsequent Events
On January 23, 2023, Eve Brazil entered into a loan agreement (the “Loan Agreement”) with BNDES, pursuant to which BNDES agreed to grant two lines of credit to Eve Brazil, with an aggregate amount of R$490.00 million (approximately U.S.$95.25 million), to support the first phase of the development of the Company’s eVTOL project.
The first line of credit, in the amount of R$80.00 million (approximately U.S.$15.55 million), will be granted in Brazilian reais by Fundo Nacional Sobre Mudança Climática (“FNMC”), a BNDES fund that supports businesses focused on mitigating climate change and reducing carbon emissions, and will be subject to an interest rate of 4.55% per year. The second line of credit, in the amount of R$410.00 million (approximately U.S.$79.70 million), will be granted in U.S. dollars, as adjusted on a daily basis by the U.S. dollar sale rate published by the Central Bank of Brazil as the (PTAX) rate, and will be subject to an interest rate of 1.10% per year plus a fixed rate to be published by BNDES every 15 days in accordance with the Loan Agreement. Such credit lines shall be used by Eve Brazil within 36 months from the date of signing of the Loan Agreement (otherwise, BNDES may terminate the Loan Agreement) and any loans shall be paid by no later than February 15, 2035. In addition, Eve Brazil shall pay a one-time
R$2.05 million (approximately U.S.$400,000) fee to BNDES, whether or not Eve Brazil ends up using any credit.
The Loan Agreement provides that the availability of such lines of credit is subject to BNDES’s rules and regulations and, in the case of the first line of credit, FNMC’s budget and, in the case of the second line of credit,

BNDES’s financing program (which is subject to funding by the Conselho Monetário Nacional, Brazil’s National Monetary Council). Additionally, the Loan Agreement provides that the borrowing of any amount under these lines of credit is subject to certain conditions, including, among others, the promulgation of a new law (which condition only applies to the first line of credit), the receipt by BNDES of a guarantee from an acceptable financial institution, absence of any facts that would have a material adverse effect on the economic or financial condition of Eve Brazil, and approval of the project by the applicable environmental entities.